UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Courtney R. Taylor

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond FundSM Semi-annual report for the six months ended November 30, 2013

American Funds Corporate Bond Fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here is the average annual total return on a $1,000 investment with all distributions reinvested for the period ended December 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	-5.02%	-4.67%

The fund’s estimated gross expense ratio for Class A shares was 1.01% as of the prospectus dated August 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least July 31, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plan of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of December 31, 2013, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.87%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	Investment portfolio
6	Financial statements

Fellow investors:

We welcome the opportunity to report to you on the first six months of American Funds Corporate Bond Fund’s current fiscal year.

For the six-month period ended November 30, 2013, the fund lost 0.3%, with all dividends reinvested. By way of comparison, the Barclays U.S. Corporate Investment Grade Index (which is unmanaged and has no expenses) fell 0.7%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, declined 1.0%.

During this time, the fund generated dividends exceeding 12 cents a share, providing investors with an income return of 1.24%, whether that return was reinvested or taken in cash.

As of the fiscal year-end, the fund’s corporate holdings, representing 88.5% of the portfolio, were spread among a variety of sectors. Financial sector bonds made up 23.4% of the portfolio, followed by utilities at 14.4% and consumer discretionary at 10.8%.

Less than 5% of the portfolio was invested in government securities, primarily municipal bonds, and about another 5% was invested in short-term issues. A complete list of fund holdings can be found beginning on page 2.

Roughly 74% of the fund consisted of U.S. securities, with the rest primarily invested in European and Asian bonds. A small portion of the fund, less than 5%, was invested in bonds from emerging markets.

We thank you for making American Funds Corporate Bond Fund part of your portfolio and look forward to reporting to you again in six months.

Cordially,

Andrew F. Barth

President

January 15, 2014

American Funds Corporate Bond Fund	1

Investment portfolio November 30, 2013	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
Aaa/AAA	0.5%
Aa/AA	10.7
A/A	30.2
Baa/BBB	51.8
Other securities	1.0
Short-term securities & other assets less liabilities	5.8

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 93.21%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 88.47%
Financials 23.43%
Prologis, Inc. 6.125% 2016	$500	$567
Prologis, Inc. 4.25% 2023	650	651	2.51%
Bank of America Corp. 1.125% 2016	275	276
Bank of America Corp. 3.75% 2016	475	505	2.20
Bank of America Corp. 3.30% 2023	300	284
Hospitality Properties Trust 5.125% 2015	250	257
Hospitality Properties Trust 4.50% 2023	500	488	1.54
Kimco Realty Corp. 5.70% 2017	650	733	1.51
Goodman Funding Pty Ltd. 6.375% 2020[1]	500	557	1.15
Citigroup Inc. 2.50% 2018	250	254
Citigroup Inc. 3.875% 2023	300	295	1.13
Intercontinentalexchange, Inc. 4.00% 2023	500	509	1.05
American International Group, Inc. 4.125% 2024	500	506	1.04
Rabobank Nederland/FI 4.625% 2023	500	500	1.03
ERP Operating LP 4.75% 2020	425	463	.96
Lloyds Banking Group PLC 2.30% 2018	450	453	.93
UnumProvident Finance Co. PLC 6.85% 2015[1]	400	440	.91
Goldman Sachs Group, Inc. 2.90% 2018	250	257
Goldman Sachs Group, Inc. 3.625% 2023	150	146	.83
Corporate Office Properties LP 5.25% 2024	350	362	.75
Svenska Handelsbanken AB 2.50% 2019	350	354	.73
Host Hotels & Resorts LP 4.75% 2023	300	305	.63
JPMorgan Chase & Co. 1.625% 2018	250	247	.51
QBE Insurance Group Ltd. 2.40% 2018[1]	250	245	.51
PNC Financial Services Group, Inc. 2.854% 2022	250	235	.48
UDR, Inc. 3.70% 2020	200	204	.42
Developers Diversified Realty Corp. 7.875% 2020	150	186	.38
State Street Corp. 3.70% 2023	175	175	.36

American Funds Corporate Bond Fund	2

	Principal amount (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 5.375% 2043	$175	$173	.36%
CME Group Inc. 5.30% 2043	150	158	.33
Leucadia National Corp. 5.50% 2023	150	151	.31
Bank of New York Mellon Corp. 3.95% 2025	150	151	.31
Westfield Group 3.375% 2022[1]	150	142	.29
Mack-Cali Realty Corp. 3.15% 2023	150	133	.27
		11,362	23.43

Utilities 14.44%
Teco Finance, Inc. 5.15% 2020	750	827	1.71
Progress Energy, Inc. 7.05% 2019	650	788	1.62
Entergy Corp. 4.70% 2017	250	268
Entergy Corp. 4.05% 2023	500	516	1.62
FirstEnergy Corp., Series A, 2.75% 2018	750	740	1.53
American Electric Power Co. 1.65% 2017	475	471
American Electric Power Co. 2.95% 2022	200	187	1.36
MidAmerican Energy Holdings Co. 2.00% 2018[1]	350	351
MidAmerican Energy Holdings Co. 5.15% 2043[1]	300	300	1.34
PSEG Power LLC 2.45% 2018	425	427
PSEG Power LLC 4.30% 2023	200	201	1.29
NV Energy, Inc 6.25% 2020	425	496	1.02
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	450	442	.91
CMS Energy Corp. 6.25% 2020	125	145
CMS Energy Corp. 4.70% 2043	250	233	.78
Pacific Gas and Electric Co. 3.25% 2023	350	334	.69
Xcel Energy Inc. 4.70% 2020	250	278	.57
		7,004	14.44

Consumer discretionary 10.79%
Dollar General Corp. 4.125% 2017	500	535
Dollar General Corp. 3.25% 2023	400	367	1.86
Carnival Corp. 1.875% 2017	500	494
Carnival Corp. 3.95% 2020	350	352	1.74
Thomson Reuters Corp. 1.30% 2017	350	350
Thomson Reuters Corp. 5.65% 2043	325	327	1.40
Viacom Inc. 4.25% 2023	150	152
Viacom Inc. 5.85% 2043	400	418	1.18
DaimlerChrysler North America Holding Corp. 2.40% 2017[1]	500	509	1.05
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	475	476	.98
Toll Brothers Finance Corp. 4.00% 2018	450	458	.94
News America Inc. 4.00% 2023[1]	250	251	.52
Home Depot, Inc. 4.875% 2044	200	204	.42
Ford Motor Credit Co. 4.375% 2023	200	203	.42
Comcast Corp. 4.65% 2042	150	138	.28
		5,234	10.79

Energy 10.78%
Transocean Inc. 2.50% 2017	500	508
Transocean Inc. 3.80% 2022	225	215	1.49
Kinder Morgan Energy Partners, LP 3.50% 2023	725	677	1.40
Shell International Finance BV 3.40% 2023	525	517	1.07
Enbridge Energy Partners, LP 4.20% 2021	475	484	1.00
Devon Energy Corp. 3.25% 2022	450	434	.90

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Energy (continued)
Statoil ASA 3.70% 2024	$400	$401	.83%
CNOOC Finance (2013) Ltd. 3.00% 2023	400	365	.75
Petrobras Global Finance Co. 3.00% 2019	100	95
Petrobras Global Finance Co. 5.625% 2043	250	208	.63
Anadarko Petroleum Corp. 5.95% 2016	250	282	.58
TransCanada PipeLines Ltd. 3.75% 2023	275	272	.56
Williams Partners L.P. 3.35% 2022	250	235	.48
Enbridge Inc. 4.00% 2023	225	224	.46
Spectra Energy Partners, LP 4.75% 2024	150	156	.32
Petróleos Mexicanos 6.50% 2041	150	152	.31
		5,225	10.78

Health care 8.45%
AbbVie Inc. 1.75% 2017	300	303
AbbVie Inc. 2.90% 2022	725	684	2.04
Cardinal Health, Inc. 1.90% 2017	750	761	1.57
Baxter International Inc. 3.20% 2023	500	485	1.00
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	425	403	.83
Edwards Lifesciences Corp. 2.875% 2018	375	378	.78
Mylan Laboratories Inc. 2.55% 2019	350	352	.73
Gilead Sciences, Inc. 4.40% 2021	300	321	.66
Merck & Co., Inc. 2.80% 2023	275	259	.53
Express Scripts Inc. 3.90% 2022	150	151	.31
		4,097	8.45

Consumer staples 6.84%
Altria Group, Inc. 2.85% 2022	750	692
Altria Group, Inc. 4.00% 2024	225	222	1.88
Reynolds American Inc. 3.25% 2022	750	697
Reynolds American Inc. 6.15% 2043	125	135	1.72
Philip Morris International Inc. 1.875% 2019	350	348
Philip Morris International Inc. 3.60% 2023	350	344	1.43
ConAgra Foods, Inc. 3.20% 2023	350	328	.68
Anheuser-Busch InBev NV 2.50% 2022	300	278	.57
Wal-Mart Stores, Inc. 4.75% 2043	270	272	.56
		3,316	6.84

Materials 4.40%
Xstrata Canada Financial Corp. 4.25% 2022[1,2]	750	718
Xstrata Canada Financial Corp. 5.55% 2042[1,2]	125	113	1.71
Cliffs Natural Resources Inc. 3.95% 2018	425	431	.89
Teck Resources Ltd. 5.40% 2043	400	362	.75
Mosaic Co. 4.25% 2023	325	324	.67
Rio Tinto Finance (USA) Ltd. 2.875% 2022	200	186	.38
		2,134	4.40

Information technology 4.35%
Oracle Corp 3.625% 2023	525	523	1.08
Xerox Corp. 2.95% 2017	500	515	1.06
International Business Machines Corp. 3.375% 2023	475	467	.96
Seagate Technology LLC 3.75% 2018[1]	375	379	.78
Microsoft Corp. 2.375% 2023	250	227	.47
		2,111	4.35

American Funds Corporate Bond Fund	4

	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services 2.87%
Verizon Communications Inc. 6.55% 2043	$1,000	$1,142	2.35%
AT&T Inc. 1.146% 2018[2]	250	251	.52
		1,393	2.87

Industrials 2.12%
General Electric Co. 4.125% 2042	350	321	1.05
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[2]	200	190
Burlington Northern Santa Fe LLC 3.00% 2023	250	233	.48
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	148	159	.33
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	110	124	.26
		1,027	2.12
Total corporate bonds & notes		42,903	88.47

Municipals 2.80%
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	850	812	1.68
State of Georgia, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds (Build America Bonds), Series 2010-A, 6.637% 2057[3]	500	544	1.12
		1,356	2.80

Bonds & notes of governments outside the U.S. 1.94%
Bermudan Government 4.854% 2024[1]	950	940	1.94

Total bonds, notes & other debt instruments (cost: $45,658,000)		45,199	93.21

Preferred securities 1.00%
Miscellaneous 1.00%
Other preferred securities in initial period of acquisition		484	1.00

Total preferred securities (cost: $497,000)		484	1.00

Short-term securities 5.36%
Paccar Financial Corp. 0.05% due 12/2/2013	1,000	1,000	2.06
Wal-Mart Stores, Inc. 0.05% due 12/9/2013[1]	800	800	1.65
Federal Home Loan Bank 0.05% due 12/11/2013	800	800	1.65

Total short-term securities (cost: $2,600,000)		2,600	5.36
Total investment securities (cost: $48,755,000)		48,283	99.57
Other assets less liabilities		208	.43

Net assets		$48,491	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,221,000, which represented 12.83% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

See Notes to Financial Statements

American Funds Corporate Bond Fund	5

Financial statements

Statement of assets and liabilities at November 30, 2013	unaudited

(dollars in thousands)

Assets:
Investment securities, at value (cost: $48,755)		$48,283
Cash		206
Receivables for:
Sales of investments	$42
Dividends and interest	382	424
		48,913
Liabilities:
Payables for:
Purchases of investments	276
Dividends on fund’s shares	120
Investment advisory services	18
Services provided by related parties	1
Other	7	422
Net assets at November 30, 2013		$48,491

Net assets consist of:
Capital paid in on shares of beneficial interest		$50,000
Undistributed net investment income		13
Accumulated net realized loss		(1,050)
Net unrealized depreciation		(472)
Net assets at November 30, 2013		$48,491

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,000 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$48,491	5,000	$9.70

See Notes to Financial Statements

American Funds Corporate Bond Fund	6

Statement of operations for the six months ended November 30, 2013	unaudited

	(dollars in thousands)

Investment income:
Income:
Interest	$736
Dividends	11		$747
Fees and expenses*:
Investment advisory services	111
Transfer agent services	—	†
Administrative services	2
Reports to shareholders	5
Registration statement and prospectus	9
Trustees’ compensation	—	†
Auditing and legal	8
Custodian	—	†
Other	5
Total fees and expenses before reimbursement	140
Less reimbursement of fees and expenses	12
Total fees and expenses after reimbursement			128
Net investment income			619

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments			(1,055)
Net unrealized appreciation on investments			291
Net realized loss and unrealized appreciation on investments			(764)

Net decrease in net assets resulting from operations			$(145)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

	(dollars in thousands)

	Six months	For the period
	ended	December 14, 2012†
	November 30, 2013*	to May 31, 2013
Operations:
Net investment income	$619	$454
Net realized (loss) gain on investments	(1,055)	5
Net unrealized appreciation (depreciation) on investments	291	(763)
Net decrease in net assets resulting from operations	(145)	(304)

Dividends paid or accrued to shareholders from net investment income	(609)	(451)

Net capital share transactions	—	50,000

Total (decrease) increase in net assets	(754)	49,245

Net assets:
Beginning of period	49,245	—
End of period (including undistributed net investment income: $13 and $3, respectively)	$48,491	$49,245

*	Unaudited.
†	Commencement of operations.

See Notes to Financial Statements

American Funds Corporate Bond Fund	7

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

American Funds Corporate Bond Fund	8

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving

American Funds Corporate Bond Fund	9

issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Financials	$—	$11,362	$—	$11,362
Utilities	—	7,004	—	7,004
Consumer discretionary	—	5,234	—	5,234
Energy	—	5,225	—	5,225
Health care	—	4,097	—	4,097
Consumer staples	—	3,316	—	3,316
Materials	—	2,134	—	2,134
Information technology	—	2,111	—	2,111
Telecommunication services	—	1,393	—	1,393
Municipals	—	1,356	—	1,356
Industrials	—	1,027	—	1,027
Bonds & notes of governments outside the U.S.	—	940	—	940
Preferred securities	484	—	—	484
Short-term securities	—	2,600	—	2,600
Total	$484	$47,799	$—	$48,283

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Corporate Bond Fund	10

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2013, the fund had tax basis undistributed ordinary income of $9,000.

American Funds Corporate Bond Fund	11

As of November 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$422
Gross unrealized depreciation on investment securities	(894)
Net unrealized depreciation on investment securities	(472)
Cost of investment securities	48,755

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2013	For the period December 14, 2012* to May 31, 2013
Class A	$609	$451
Total	$609	$451

*	Commencement of operations.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.460% of average daily net assets. For the period six months ended November 30, 2013, the investment advisory services fee was $111,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended November 30, 2013, total fees and expenses reimbursed by CRMC were $12,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of November 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

American Funds Corporate Bond Fund	12

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended November 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services	529 plan services
Class A	$—	$—	*	$2	Not applicable
Total class-specific expenses	$—	$—	*	$2	Not applicable

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2013

Class A	$—	—	$—	—	$—	—	$—	—
Total	$—	—	$—	—	$—	—	$—	—

For the period December 14, 2012* to May 31, 2013

Class A	$50,000	5,000	$—	—	$—	—	$50,000	5,000
Total net increase	$50,000	5,000	$—	—	$—	—	$50,000	5,000

*	Commencement of operations.

American Funds Corporate Bond Fund	13

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,569,000 and $34,986,000, respectively, during the six months ended November 30, 2013.

9. Ownership concentration

At November 30, 2013, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

American Funds Corporate Bond Fund	14

Financial highlights

		Loss from investment operations[1]
	Net asset value, beginning of period		Net losses on securities (both realized and unrealized)		Dividends (from net investment income)			Net assets, end of period (in thousands)	Ratio of expenses to	Ratio of expenses to	Ratio of net
		Net investment income		Total from investment operations		Net asset value, end of period	Total return[2,3]		average net assets before reimbursement[4]	average net assets after reimbursement[3,4]	income to average net assets[3]
Class A:
Six months ended 11/30/2013[5,6]	$9.85	$.12	$(.15)	$(.03)	$(.12)	$9.70	(.27)%	$48,491	.58%[7]	.53%[7]	2.57%[7]
Period from 12/14/2012[8] to 5/31/2013[5]	10.00	.09	(.15)	(.06)	(.09)	9.85	(.60)	49,245	.33	.24	.91

	Six months ended November 30, 2013[5,6]	For the period 12/14/2012[8] to 5/31/2013[5]
Portfolio turnover rate	75%	65%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of a reimbursement from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Commencement of operations.

See Notes to Financial Statements

American Funds Corporate Bond Fund	15

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2013, through November 30, 2013).

Actual expenses:

The first line of the share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of the share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6/1/2013	Ending account value 11/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$997.30	$2.65	.53%
Class A — assumed 5% return	1,000.00	1,022.41	2.69	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Corporate Bond Fund	16

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Corporate Bond Fund	17

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGESRX-032-0114P  Litho in USA CT/10282-S38374

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: January 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: January 31, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 31, 2014